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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          9-30-99
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TA Associates Inc.
        -------------------------------------------------------

Address:    125 High St.
        -------------------------------------------------------
            Suite 2500
        -------------------------------------------------------
            Boston, MA 02110
        -------------------------------------------------------

Form 13F File Number: 28-06148
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Katherine S. Cromwell
        -------------------------------------------------------

Title:  Managing Director
        -------------------------------------------------------

Phone:  (617) 574-6781
        -------------------------------------------------------

Signature, Place, and Date of Signing:

     Katherine S. Cromwell                                 Boston, MA                                      11-9-99
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        ---------------------------------------

Form 13F Information Table Entry Total:  32,773,640
                                        ---------------------------------------

Form 13F Information Table Value Total:  $374,776,427
                                        ---------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                    FORM 13F


Page 1 of 1                                                    Name of Reporting Manager: TA ASSOCIATES, INC. 9/30/99
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                                                                                                        ITEM 5:
                   ITEM 1:                         ITEM 2:          ITEM 3:           ITEM 4:          SHARES OF
                NAME OF ISSUER                 TITLE OF CLASS       CUSIP           FAIR MARKET        PRINCIPAL
                                                                    NUMBER             VALUE             AMOUNT
---------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                    Common         008252 10 8        10,383,667          386,369
---------------------------------------------------------------------------------------------------------------------
Ansys, Inc.                                        Common         03662Q 10 5        63,595,445        6,607,319
---------------------------------------------------------------------------------------------------------------------
Boron Lepore & Associates, Inc.                    Common         10001P 10 2            50,615            9,641
---------------------------------------------------------------------------------------------------------------------
Invitrogen Corporation                             Common         46185R 10 0        57,154,991        1,702,942
---------------------------------------------------------------------------------------------------------------------
Monarch Dental Corporation                         Common         609044 10 2         3,709,304        1,695,682
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Natrol, Inc.                                       Common         638789 10 7        17,280,000        2,160,000
---------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.                             Common         64115T 10 4       139,732,155        6,499,170
---------------------------------------------------------------------------------------------------------------------
Private Business, Inc.                             Common         74267 10 4         20,475,129        4,427,055
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Webhire, Inc.                                      Common         76126W 10 8         6,433,821        1,429,738
---------------------------------------------------------------------------------------------------------------------
SBA Communications Corporation                     Common         78388J 10 6        28,567,406        2,736,997
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Smith-Gardner & Associates, Inc.                   Common         832059 10 9        13,762,489        1,775,805
---------------------------------------------------------------------------------------------------------------------
Sonic Solutions                                    Common         835460 10 6         1,219,470          481,766
---------------------------------------------------------------------------------------------------------------------
US Oncology                                        Common         90338W 10 3         9,667,676        1,066,778
---------------------------------------------------------------------------------------------------------------------
Versant Corporation                                Common         925284 10 1           729,633          259,425
---------------------------------------------------------------------------------------------------------------------
WorkGroup Technology Corporation                   Common         980903 10 8         2,014,626        1,534,953
---------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                                       374,776,427       32,773,640
---------------------------------------------------------------------------------------------------------------------

                                                                                             ------------------------------------
                                                                                                         (SEC USE ONLY)

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                                                      ITEM 6:                                                ITEM 8:
                   ITEM 1:                     INVESTMENT DISCRETION              ITEM 7:          VOTING AUTHORITY (SHARES)
                                        -------------------------------------                ------------------------------------
                Name of Issuer                      (b) Shared-                  Managers
                                        (a) Sole    As Defined   (c) Shared-   See Instr. V   (a) Sole   (b) Shared   (c) None
                                                    in Instr. V     Other
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Affiliated Managers Group, Inc.             X                                                    X
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Ansys, Inc.                                 X                                                    X
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Boron Lepore & Associates, Inc.             X                                                    X
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Invitrogen Corporation                      X                                                    X
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Monarch Dental Corporation                  X                                                    X
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Natrol, Inc.                                X                                                    X
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NetScout Systems, Inc.                      X                                                    X
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Private Business, Inc.                      X                                                    X
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Webhire, Inc.                               X                                                    X
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SBA Communications Corporation              X                                                    X
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Smith-Gardner & Associates, Inc.            X                                                    X
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Sonic Solutions                             X                                                    X
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US Oncology                                 X                                                    X
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Versant Corporation                         X                                                    X
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WorkGroup Technology Corporation            X                                                    X
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                COLUMN TOTALS
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